Leases (Lease Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lease right-of-use assets
Finance leases	$ 408	$ 477
Operating leases	445	435
Total lease right-of-use assets	$ 853	$ 912
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Properties	Properties
Current
Finance leases	$ 7	$ 70
Operating leases	$ 108	$ 107
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Less: Current portion of long-term debt	Less: Current portion of long-term debt
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other	Accounts payable and other
Noncurrent
Finance leases	$ 3	$ 4
Operating leases	$ 322	$ 311
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt	Long-term debt
Total lease liabilities	$ 440	$ 492